SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.87
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months
Allocated Share-based Compensation Expense	$ 31	$ 211
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 1.16	$ 1.04
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 66
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		2,380,000	348,132
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.7	$ 0.76
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.89%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	238.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	240.00%